LEASES - Right of use assets (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right of use assets
Balance at beginning of year	₺ 816,496	₺ 1,043,280
Balance at ending of year	1,299,765	816,496
Cost
Right of use assets
Balance at beginning of year	3,517,026	3,157,687
Additions	1,014,139	366,695
Disposals	(4,224)	(7,356)
Balance at ending of year	4,526,941	3,517,026
Accumulated amortization
Right of use assets
Balance at beginning of year	(2,700,530)	(2,114,407)
Additions	(529,892)	(592,224)
Disposals	3,246	6,101
Balance at ending of year	(3,227,176)	(2,700,530)
Buildings | Cost
Right of use assets
Balance at beginning of year	1,957,391	1,633,493
Additions	781,741	323,898
Balance at ending of year	2,739,132	1,957,391
Buildings | Accumulated amortization
Right of use assets
Balance at beginning of year	(1,526,295)	(1,198,983)
Additions	(330,184)	(327,312)
Balance at ending of year	(1,856,479)	(1,526,295)
Fixtures and fittings | Cost
Right of use assets
Balance at beginning of year	827,442	823,141
Additions		11,657
Disposals	(4,224)	(7,356)
Balance at ending of year	823,218	827,442
Fixtures and fittings | Accumulated amortization
Right of use assets
Balance at beginning of year	(560,264)	(427,422)
Additions	(113,489)	(138,943)
Disposals	3,246	6,101
Balance at ending of year	(670,507)	(560,264)
Software and rights | Cost
Right of use assets
Balance at beginning of year	248,205	246,286
Additions		1,919
Balance at ending of year	248,205	248,205
Software and rights | Accumulated amortization
Right of use assets
Balance at beginning of year	(210,874)	(183,227)
Additions	(7,080)	(27,647)
Balance at ending of year	(217,954)	(210,874)
Vehicles | Cost
Right of use assets
Balance at beginning of year	483,988	454,767
Additions	232,398	29,221
Balance at ending of year	716,386	483,988
Vehicles | Accumulated amortization
Right of use assets
Balance at beginning of year	(403,097)	(304,775)
Additions	(79,139)	(98,322)
Balance at ending of year	₺ (482,236)	₺ (403,097)